Total
High Yield Bond Portfolio
Portfolio Summary
Investment Objective
The Portfolio seeks to provide a high level of current income.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Bond Portfolio High Yield Bond Portfolio
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
High Yield Bond Portfolio | High Yield Bond Portfolio | USD ($)	27	84	146	331

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as "junk bonds"—with medium- and lower-range credit quality ratings. Under normal circumstances, the Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor.

The Portfolio may not invest more than 20% of its assets in any of the following, in the aggregate: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Portfolio may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's high-yield bonds and loans have mostly short- and intermediate-term maturities.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio's share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio's performance, and the level of risk may vary based on market conditions:

  Credit risk, which is the chance that a bond or loan issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Portfolio because it invests primarily in junk bonds.
  Income risk, which is the chance that the Portfolio's income will decline because of falling interest rates. Income risk should be moderate to high for the Portfolio, so investors should expect the Portfolio's monthly income to fluctuate accordingly.
  Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio's income. Such redemptions and subsequent reinvestments would also increase the Portfolio's turnover rate. Call risk should be high for the Portfolio because of the high percentage of callable bonds.
  Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
  Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.
  Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk should be low to moderate for the Portfolio.
  Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the communication sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Portfolio.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — High Yield Bond Portfolio

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	7.34%	March 31, 2019
Lowest	-4.20%	December 31, 2018

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - High Yield Bond Portfolio	1 Year	5 Years	10 Years
High Yield Bond Portfolio	15.67%	5.70%	7.01%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees or expenses)	14.32%	6.13%	7.57%
High-Yield Corporate Composite Index (reflects no deduction for fees or expenses)	14.61%	5.83%	7.14%